S000068731 [Member] Investment Objectives and Goals - iShares ESG Aware 60/40 Balanced Allocation ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iShares ESG Aware 60/40 Balanced Allocation ETF Ticker: EAORStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Aware 60/40 Balanced Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social, and governance characteristics intended to represent a growth risk profile.